Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	-	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Calypso Shipholding S.A.	Marshall Islands	–	–
Daxos Maritime Limited	Marshall Islands	–	–
Olympia Shipholding S.A.	Marshall Islands	–	–
Paralus Shipholding S.A.	Marshall Islands	–	–
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe